Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives are as follows:
Category	Estimated useful lives
Electronic equipment	3 years
Office equipment, furniture and fixtures	5 years

Schedule of Disaggregation of Revenue	The Company’s disaggregation of revenue the six months ended March 31, 2024 and 2023 are as follows:

	For the six months ended March 31,
	2025	2024
Revenue from internet media services	$13,532,715	$6,271,133
Revenue from business planning and consulting services	—	450,216
Revenue from event planning and execution services	949,833	1,497,192
Total revenue	$14,482,548	$8,218,541
	For the six months ended March 31,
	2025	2024
Revenue recognized over time	$13,532,715	$6,721,349
Revenue recognized in time	949,833	1,497,192
Total revenue	$14,482,548	$8,218,541

Schedule of Contract Liabilities
	As of March 31, 2025	As of September 30, 2024
Beginning balance	$39,958	$150,158
Additions	445,794	39,958
Less: released to revenue	(39,067)	(150,447)
Foreign exchange effect	(891)	289
Ending balance	$445,794	$39,958